Item 1. Report to Shareholders

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class
                   6 Months      Year
                      Ended     Ended
                    6/30/04  12/31/03  12/31/02  12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning
of period         $   42.90 $   31.04 $   39.40 $   39.79  $   40.13  $   34.08

Investment
activities

  Net investment
  income (loss)       (0.10)    (0.14)    (0.17)    (0.13)     (0.03)     (0.03)

  Net realized
  and unrealized
  gain (loss)          3.41     12.00     (8.19)    (0.26)      2.96       7.96

  Total from
  investment
  activities           3.31     11.86     (8.36)    (0.39)      2.93       7.93

Distributions
  Net realized
  gain                    -         -         -         -      (3.27)     (1.88)

NET ASSET VALUE

End of period     $   46.21 $   42.90 $   31.04 $   39.40  $   39.79  $   40.13
                  -------------------------------------------------------------

Ratios/Supplemental
Data

Total return^        7.72%     38.21%  (21.22)%   (0.98)%      7.43%     23.78%

Ratio of total
expenses to
average net assets   0.84%!     0.87%     0.88%     0.89%      0.86%      0.87%

Ratio of net
investment income
(loss) to average
net assets         (0.47)%!   (0.44)%   (0.50)%   (0.35)%    (0.09)%    (0.09)%

Portfolio
turnover rate        31.3%!     30.2%     36.0%     43.0%      53.6%      53.3%

Net assets,
end of period
(in millions)    $  11,180  $   9,874 $   5,713 $   6,739  $   6,589  $   5,243

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                         6 Months       Year                          3/31/00
                            Ended      Ended                          Through
                          6/30/04   12/31/03   12/31/02   12/31/01   12/31/00
NET ASSET VALUE

Beginning of period     $   42.66  $   30.94  $   39.39  $   39.83  $   44.13

Investment activities

  Net investment
  income (loss)             (0.15)     (0.17)     (0.12)*    (0.08)      0.01**

  Net realized
  and unrealized
  gain (loss)                3.40      11.89      (8.33)     (0.36)     (1.04)

  Total from
  investment
  activities                 3.25      11.72      (8.45)     (0.44)     (1.03)

Distributions

  Net realized gain             -          -          -          -      (3.27)

NET ASSET VALUE

End of period           $   45.91  $   42.66  $   30.94  $   39.39  $   39.83
                        ------------------------------------------------------

Ratios/Supplemental
Data

Total return^              7.62%      37.88%  (21.45)%*    (1.10)%    (2.22)%

Ratio of total
expenses to
average net assets         1.07%!      1.09%     1.10%*     1.04%      0.70%!

Ratio of net
investment income
(loss) to average
net assets               (0.70)%!    (0.64)%    (0.69)%*   (0.56)%     0.09%!

Portfolio
turnover rate              31.3%!      30.2%      36.0%      43.0%     53.6%!

Net assets,
end of period
(in thousands)         $ 345,942   $ 283,115  $  50,640  $  16,736  $  2,303

* Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 4/30/06.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

R Class
                                         6 Months         Year        9/30/02
                                            Ended        Ended        Through
                                          6/30/04     12/31/03       12/31/02
NET ASSET VALUE

Beginning of period                    $    42.65   $    31.01      $   28.61

Investment activities

  Net investment income (loss)              (0.25)       (0.18)         (0.07)*

  Net realized and unrealized
  gain (loss)                                3.43        11.82           2.47**

  Total from investment
  activities                                 3.18        11.64           2.40

NET ASSET VALUE

End of period                          $    45.83   $    42.65      $   31.01
                                       ---------------------------------------
Ratios/Supplemental Data

Total return^                               7.46%        37.54%         8.39%*

Ratio of total expenses to
average net assets                          1.33%!        1.30%         1.40%!*

Ratio of net investment
income (loss) to average
net assets                                (0.95)%!      (0.79)%        (0.88%)!*

Portfolio turnover rate                     31.3%!        30.2%         36.0%!

Net assets, end of period
(in thousands)                         $  123,927    $   63,210     $     108

* Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 4/30/06.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Portfolio of Investments (1)                                Shares        Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   95.7%

CONSUMER DISCRETIONARY   13.2%

Hotels, Restaurants & Leisure   1.8%

Fairmont Hotels                                          3,800,000      102,410

PF Chang's China Bistro *                                1,000,000       41,150

The Cheesecake Factory *                                 1,750,000       69,632

                                                                        213,192

Household Durables   0.6%

Garmin                                                   1,750,000       64,820

                                                                         64,820

Leisure Equipment & Products   1.1%

Brunswick                                                3,200,000      130,560

                                                                        130,560

Media   4.4%

Cablevision Systems, Class A *                           2,500,000       49,125

Catalina Marketing *!                                    3,250,000       59,442

Citadel Broadcasting *                                   6,500,000       94,705

Cox Radio, Class A *                                     2,600,000       45,188

Entercom Communications *                                1,000,000       37,300

Getty Images *                                             250,000       15,000

Lamar Advertising, Class A *                               550,000       23,843

Rogers Communications, Class B                           3,300,000       59,829

Scholastic *                                             1,900,000       56,905

XM Satellite Radio Holdings, Class A *                   2,500,000       68,225

                                                                        509,562

Multiline Retail   1.5%

Dollar Tree Stores *                                     2,600,000       71,318

Family Dollar Stores                                     3,600,000      109,512

                                                                        180,830

Specialty Retail   3.8%

Best Buy                                                 1,800,000       91,332

O'Reilly Automotive *                                    1,600,000       72,320

PETsMART                                                 3,900,000      126,555

Ross Stores                                              3,000,000       80,280

Williams-Sonoma *                                        2,200,000       72,512

                                                                        442,999

Total Consumer Discretionary                                          1,541,963

CONSUMER STAPLES   2.2%

Beverages   0.8%

Cott *                                                   3,000,000       97,200

                                                                         97,200

Food & Staples Retailing   1.4%

Shoppers Drug Mart (CAD) *                               1,600,000       39,863

Whole Foods Market                                       1,300,000      124,085

                                                                        163,948

Total Consumer Staples                                                  261,148

ENERGY   8.7%

Energy Equipment & Services   5.0%

BJ Services *                                            3,700,000      169,608

Cooper Cameron *                                         1,800,000       87,660

Diamond Offshore Drilling                                3,600,000       85,788

FMC Technologies *                                       2,850,000       82,080

Smith International *                                    2,750,000      153,340

                                                                        578,476

Oil & Gas   3.7%

EOG Resources                                            2,000,000      119,420

Murphy Oil                                               1,800,000      132,660

Western Gas Resources                                    2,500,000       81,200

XTO Energy                                               3,400,000      101,286

                                                                        434,566

Total Energy                                                          1,013,042

FINANCIALS   7.9%

Capital Markets   3.4%

AmeriTrade *                                             5,400,000       61,290

Eaton Vance                                              2,000,000       76,420

Federated Investors, Class B                             1,300,000       39,442

Investor's Financial Services                            1,100,000       47,938

Legg Mason                                                 800,000       72,808

Waddell & Reed Financial, Class A !                      4,225,000       93,415

                                                                        391,313

Commercial Banks   0.2%

Silicon Valley Bancshares *                                600,000       23,790

                                                                         23,790

Diversified Financial Services   1.3%

CapitalSource *                                          3,100,000       75,795

Principal Financial Group                                2,100,000       73,038

                                                                        148,833

Insurance   2.5%

Assurant                                                 2,000,000       52,760

Axis Capital Holdings                                    1,600,000       44,800

Genworth Financial, Class A *                            2,000,000       45,900

Protective Life                                          1,600,000       61,872

Willis Group Holdings                                    2,250,000       84,262

                                                                        289,594

Thrifts & Mortgage Finance   0.5%

Radian Group                                             1,300,000       62,270

                                                                         62,270

Total Financials                                                        915,800

HEALTH CARE   18.7%

Biotechnology   6.1%

Abgenix *                                                2,000,000       23,440

Alkermes *                                               2,100,000       28,560

Amylin Pharmaceuticals *                                 1,400,000       31,920

Celgene *                                                  600,000       34,356

Cephalon *                                               1,450,000       78,300

Gilead Sciences *                                        1,650,000      110,550

Human Genome Sciences *                                  2,300,000       26,749

ICOS *                                                   1,050,000       31,332

ImClone Systems *                                        1,000,000       85,790

MedImmune *                                              6,750,000      157,950

Neurocrine Biosciences *                                   800,000       41,480

Protein Design Labs *                                    1,550,000       29,652

Vertex Pharmaceuticals *                                 2,200,000       23,848

                                                                        703,927

Health Care Equipment & Supplies   2.6%

Edwards Lifesciences *                                   1,800,000       62,730

Invitrogen *                                               900,000       64,791

Kinetic Concepts *                                       2,100,000      104,790

Waters Corporation *                                     1,400,000       66,892

                                                                        299,203

Health Care Providers & Services   6.9%

AmerisourceBergen                                        1,700,000      101,626

Anthem *                                                   100,000        8,956

Community Health System *                                1,400,000       37,478

Coventry Health Care *                                   1,000,000       48,900

Davita *                                                 1,500,000       46,245

Health Management                                        4,750,000      106,495

Laboratory Corporation of America *                      2,700,000      107,190

Manor Care                                               3,900,000      127,452

Omnicare                                                 5,000,000      214,050

WebMD *                                                  1,000,000        9,320

                                                                        807,712

Pharmaceuticals   3.1%

Andrx *                                                  2,250,000       62,843

Barr Pharmaceuticals *                                   1,300,000       43,810

IVAX *                                                   4,250,000      101,957

Sepracor *                                                 300,000       15,870

Taro Pharmaceuticals, Class A *                          1,389,500       60,443

Valeant Pharmaceuticals International                    1,591,000       31,820

Watson Pharmaceuticals *                                 1,800,000       48,420

                                                                        365,163

Total Health Care                                                     2,176,005

INDUSTRIALS & BUSINESS SERVICES   14.4%

Aerospace & Defense   2.3%

Alliant Techsystems *!                                   2,000,000      126,680

Rockwell Collins                                         4,200,000      139,944

                                                                        266,624

Air Freight & Logistics   1.2%

C.H. Robinson Worldwide                                  1,500,000       68,760

Expeditors International of Washington                   1,400,000       69,174

                                                                        137,934

Airlines   0.5%

JetBlue Airways *                                        2,200,000       64,636

                                                                         64,636

Building Products   0.8%

American Standard *                                      2,400,000       96,744

                                                                         96,744

Commercial Services & Supplies   5.7%

Apollo Group, Class A *                                    600,000       52,974

ChoicePoint *                                            4,100,000      187,206

Education Management *                                   2,300,000       75,578

Manpower                                                 2,700,000      137,079

Robert Half International                                3,500,000      104,195

Viad                                                     4,000,000      108,040

                                                                        665,072

Industrial Conglomerates   1.1%

Roper Industries !                                       2,250,000      128,025

                                                                        128,025

Machinery   2.6%

Danaher                                                  1,900,000       98,515

ITT Industries                                           1,300,000      107,900

Oshkosh Truck                                            1,600,000       91,696

                                                                        298,111

Trading Companies & Distributors   0.2%

MSC Industrial Direct                                      550,000       18,062

                                                                         18,062

Total Industrials & Business Services                                 1,675,208

INFORMATION TECHNOLOGY   24.4%

Communications Equipment   3.2%

Comverse Technology *                                    2,000,000       39,880

Harris                                                   2,700,000      137,025

Juniper Networks *                                       2,250,000       55,283

QLogic *                                                 2,000,000       53,180

Research In Motion *                                     1,250,000       85,550

                                                                        370,918

Computers & Peripherals   1.3%

Diebold                                                  1,700,000       89,879

Lexmark International, Class A *                           600,000       57,918

                                                                        147,797

Electronic Equipment & Instruments   1.7%

CDW                                                      1,250,000       79,700

FLIR Systems *                                           1,278,200       70,173

Jabil Circuit *                                          1,800,000       45,324

                                                                        195,197

Internet Software & Services   1.9%

CNET Networks *                                          1,500,000       16,605

InterActiveCorp *                                          900,000       27,126

Monster Worldwide *                                      2,500,000       64,300

VeriSign *                                               6,000,000      119,400

                                                                        227,431

IT Services   7.4%

BearingPoint *                                           4,800,000       42,576

CACl International, Class A *                            1,000,000       40,440

Ceridian *                                               4,750,000      106,875

Certegy !                                                3,500,000      135,800

Checkfree Holdings *                                     1,250,000       37,500

DST Systems *                                            2,900,000      139,461

Fiserv *                                                 2,000,000       77,780

Global Payments                                          1,000,000       45,020

Hewitt Associates, Class A *!                            3,000,000       82,500

Iron Mountain *                                          2,200,000      106,172

SunGard Data Systems *                                   1,800,000       46,800

                                                                        860,924

Semiconductor & Semiconductor Equipment   3.8%

Agere Systems

    Class A *                                            6,000,000       13,800

    Class B *                                            9,500,000       20,425

AMIS Holdings *                                          2,800,000       47,376

Integrated Circuit Systems *                             2,200,000       59,752

Intersil Holding, Class A                                4,000,000       86,640

Microchip Technology                                     3,100,000       97,774

Novellus Systems *                                       1,900,000       59,736

Semtech *                                                2,300,000       54,142

                                                                        439,645

Software   5.1%

Adobe Systems                                            1,800,000       83,700

Cadence Design Systems *                                 5,000,000       73,150

Citrix Systems *                                         1,200,000       24,432

Cognos *                                                   650,000       23,504

Fair Isaac                                               1,400,000       46,732

Intuit *                                                 1,600,000       61,728

Jack Henry & Associates                                  2,000,000       40,200

Mercury Interactive *                                    1,400,000       69,762

Network Associates *                                     6,500,000      117,845

Red Hat *                                                2,300,000       52,831

                                                                        593,884

Total Information Technology                                          2,835,796

MATERIALS   3.2%

Chemicals   1.1%

Potash Corp./Saskatchewan                                1,300,000      125,970

                                                                        125,970

Metals & Mining   2.1%

International Steel *                                    1,500,000       44,625

Newmont Mining                                           2,000,000       77,520

Nucor                                                    1,600,000      122,816

                                                                        244,961

Total Materials                                                         370,931

TELECOMMUNICATION SERVICES   3.0%

Wireless Telecommunication Services   3.0%

Crown Castle International *                             5,600,000       82,600

Nextel Communications, Class A *                         1,750,000       46,655

Nextel Partners, Class A *                               4,600,000       73,232

Triton PCS Holdings, Class A *                           1,300,000        5,668

Western Wireless, Class A *                              5,000,000      144,550

Total Telecommunication Services                                        352,705

Total Common Stocks (Cost  $8,307,464)                               11,142,598

SHORT-TERM INVESTMENTS   5.1%

Money Market Fund   5.1%

T. Rowe Price Government Reserve
Investment Fund, 1.04% #!                              598,706,741      598,707

Total Short-Term Investments (Cost  $598,707)                           598,707

Total Investments in Securities

100.8% of Net Assets (Cost $8,906,171)                              $11,741,305
                                                                    -----------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

!    Affiliated company - See Note 2.

CAD  Canadian dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value
  Affiliated companies (cost $1,091,569)                          $   1,224,569

  Other companies (cost $7,814,602)                                  10,516,736

Total investments in securities                                      11,741,305

Other assets                                                             58,396

Total assets                                                         11,799,701

Liabilities

Total liabilities                                                       150,114

NET ASSETS                                                        $  11,649,587
                                                                  -------------

Net Assets Consist of:

Undistributed net investment income (loss)                        $     (26,368)

Undistributed net realized gain (loss)                                  213,718

Net unrealized gain (loss)                                            2,835,135

Paid-in-capital applicable to 252,153,807 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       8,627,102

NET ASSETS                                                        $  11,649,587
                                                                  -------------

NET ASSET VALUE PER SHARE

Investor Class
($11,179,718,539/241,914,084 shares outstanding)                  $       46.21
                                                                  -------------
Advisor Class
($345,941,532/7,535,662 shares outstanding)                       $       45.91
                                                                  -------------
R Class
($123,926,660/2,704,061 shares outstanding)                       $       45.83
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Income
  Dividend                                                         $     20,553

  Interest                                                                    2

  Total income                                                           20,555

Expenses

  Investment management                                                  36,472

  Shareholder servicing
    Investor Class                                                        8,492

    Advisor Class                                                           208

    R Class                                                                  76

  Rule 12b-1 fees
    Advisor Class                                                           394

    R Class                                                                 265

Prospectus and shareholder reports
    Investor Class                                                          453

    Advisor Class                                                            25

    R Class                                                                   8

  Registration                                                              293

  Custody and accounting                                                    206

  Legal and audit                                                            20

  Directors                                                                  10

  Miscellaneous                                                               8

  Total expenses                                                         46,930

  Expenses paid indirectly                                                   (7)

  Net expenses                                                           46,923

Net investment income (loss)                                            (26,368)

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                            472,828

  Foreign currency transactions                                               1

  Net realized gain (loss)                                              472,829

Change in net unrealized gain (loss) on securities                      369,082

Net realized and unrealized gain (loss)                                 841,911

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    815,543
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                     6 Months             Year
                                                        Ended            Ended
                                                      6/30/04         12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                   $    (26,368)    $    (33,579)

  Net realized gain (loss)                            472,829          409,977

  Change in net unrealized gain (loss)                369,082        2,138,805

  Increase (decrease) in net
  assets from operations                              815,543        2,515,203

Capital share transactions *

  Shares sold
    Investor Class                                  1,662,316        3,146,458

    Advisor Class                                      92,721          216,462

    R Class                                            65,968           65,652

  Shares redeemed
    Investor Class                                 (1,142,320)      (1,448,331)

    Advisor Class                                     (52,956)         (31,450)

    R Class                                           (12,370)          (7,109)

  Increase (decrease) in net assets from
  capital share transactions                          613,359        1,941,682

Net Assets

Increase (decrease) during period                   1,428,902        4,456,885

Beginning of period                                10,220,685        5,763,800

End of period                                    $ 11,649,587     $ 10,220,685
                                                 ------------     ------------

(Including undistributed net investment
income (loss) of $(26,368) at 6/30/04 and
$0 at 12/31/03)

*Share information

  Shares sold
    Investor Class                                     37,434           86,068

    Advisor Class                                       2,108            5,843

    R Class                                             1,503            1,655

  Shares redeemed
    Investor Class                                    (25,683)         (39,948)

    Advisor Class                                      (1,208)            (844)

    R Class                                              (281)            (176)

  Increase (decrease) in shares outstanding            13,873           52,598

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The fund has three classes of shares: the Mid-Cap Growth Fund original share class, referred to in this report as the Investor Class, offered since June 30, 1992, Mid-Cap Growth Fund--Advisor Class (Advisor Class), offered since March 31, 2000, and Mid-Cap Growth Fund--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $512,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2004, the value of affiliated companies totaled $1,224,569,000, representing 10.4% of the value of the fund's investments in securities. For the six months then ended, $5,059,000 (24.4%) of dividend income reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,307,987,000 and $1,629,627,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $258,933,000 of unused capital loss carryforwards, of which $258,933,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $8,906,171,000. Net unrealized gain aggregated $2,835,135,000 at period-end, of which $3,131,933,000 related to appreciated investments and $296,798,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $6,252,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                               Advisor Class            R Class

Expense Limitation                                   1.10%                1.40%

Limitation Date                                    4/30/06              4/30/06

Repayment Date                                     4/30/08              4/30/08


For the six months ended June 30, 2004, each class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. Expenses incurred pursuant to these service agreements totaled $5,225,000 for the six months ended June 30, 2004, of which $879,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2004, the fund was charged $30,000 for shareholder servicing costs related to the college savings plans, of which $19,000 was for services provided by Price and $11,000 was payable at period-end. At June 30, 2004, approximately 0.3% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $147,000 of Retirement Funds' expenses, of which $101,000 related to services provided by Price and $41,000 was payable at period-end. At June 30, 2004, approximately 0.6% of the outstanding shares of the Investor Class were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $3,008,000.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Mid-Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Mid-Cap Growth Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004